SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2020
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment	$ 11,667	$ 11,667